IMPACT OF THE COVID19 PANDEMIC (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Apr. 22, 2021	Oct. 26, 2020	Mar. 31, 2021	Dec. 31, 2020
IMPACT OF THE COVID19 PANDEMIC
Grants recognized	$ 4,831		$ 32,208	$ 62,312
Impairment charges				0
Subsequent Event
IMPACT OF THE COVID19 PANDEMIC
Grants recognized	$ 4,831
U. S. Department of the Treasury CARES Act Loan
IMPACT OF THE COVID19 PANDEMIC
Grants recognized				62,312
Loan received		$ 45,000		$ 45,000